Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 30, 2020	Feb. 13, 2020	Dec. 31, 2020	Dec. 31, 2015
Subsequent Events
Fixed term of contract				2 years
Windsor Knutsen [Member]
Subsequent Events
Fixed term of contract			1 year
Option to extend term			1 year 6 months
Series A Preferred Unit [Member]
Subsequent Events
Cash distributions		$ 1.8
Common Units [Member]
Subsequent Events
Cash distributions paid in the period per unit		$ 0.52
Cash distributions		$ 18.0
Knutsen Shuttle Tankers 19 AS
Subsequent Events
Lease period	10 years
Gross sales price	$ 94.3
Net proceeds	$ 38.0